SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options outstanding at December 31, 2013
Number outstanding	1,013,492
Options exercisable at December 31, 2013
Number outstanding	859,656
0.7 - 1.95 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.7
Maximum exercise price	$ 1.95
Options outstanding at December 31, 2013
Number outstanding	204,093
Weighted average exercise price	$ 1.15
Weighted average remaining contractual life (in years)	2 years 5 months 9 days
Options exercisable at December 31, 2013
Number outstanding	190,432
Weighted average exercise price	$ 1.09
Weighted average remaining contractual life	2 years 4 months 24 days
2.38 - 4.9 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.38
Maximum exercise price	$ 4.9
Options outstanding at December 31, 2013
Number outstanding	616,013
Weighted average exercise price	$ 3.74
Weighted average remaining contractual life (in years)	4 years 4 months 2 days
Options exercisable at December 31, 2013
Number outstanding	481,913
Weighted average exercise price	$ 3.84
Weighted average remaining contractual life	4 years 1 month 24 days
5.0 - 8.72 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 8.72
Options outstanding at December 31, 2013
Number outstanding	83,486
Weighted average exercise price	$ 6.65
Weighted average remaining contractual life (in years)	2 years 1 month 13 days
Options exercisable at December 31, 2013
Number outstanding	78,736
Weighted average exercise price	$ 6.73
Weighted average remaining contractual life	1 year 11 months 27 days
10.80 - 13.16 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.80
Maximum exercise price	$ 13.16
Options outstanding at December 31, 2013
Number outstanding	109,900
Weighted average exercise price	$ 11.83
Weighted average remaining contractual life (in years)	3 years 22 days
Options exercisable at December 31, 2013
Number outstanding	108,575
Weighted average exercise price	$ 11.82
Weighted average remaining contractual life	3 years 18 days